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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/07
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 33
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA 93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Peter Neumeier          Carmel, California      8/14/07
   -------------------------------    ------------------  ---------------
             [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        -----------

Form 13F Information Table Entry Total:      44
                                        -----------

Form 13F Information Table Value Total: $    233872
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COL. 6     COLUMN 7         COLUMN 8
------------------------------ --------  ---------  --------  --------------------  ----------  --------  ---------------------
                                TITLE                VALUE     SHARES/   SH/  PUT/   INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL   DSCRETN    MANAGERS  SOLE    SHARED   NONE
------------------------------ --------  ---------  --------  ---------  ---  ----  ----------  --------  ------  -------  ----
                                                                                                NONE
Blackrock, Inc.                  COM     09247X101       251       1600                   1600                 0     1600
Burlington Northern, Inc.        COM     12189T104       179       2100                   2100                 0     2100
Cal Dive International Inc.      COM     12802T101     11295     679200                 679200            301600   377600
Canadian National Rail           COM     136375102       229       4500                   4500                 0     4500
Casey's General Stores, Inc.     COM     147528103      2561      93965                  93965             63650    30315
Colonial BancGroup Inc.          COM     195493309      4650     186225                 186225             94700    91525
Columbia Sportswear Co.          COM     198516106      3350      48775                  48775             24900    23875
Columbus McKinnon Corp.          COM     199333105     10822     336100                 336100            160900   175200
Curtiss-Wright Corp.             COM     231561101      1492      32000                  32000             15100    16900
Dress Barn, Inc.                 COM     261570105      4509     219750                 219750            100100   119650
Dynamic Materials Corp.          COM     267888105      4335     115600                 115600             79600    36000
Federated Investors Inc.         COM     314211103      5560     145050                 145050             50100    94950
FTI Consulting                   COM     302941109      8416     221300                 221300            118300   103000
Gaming Partners Intl. Co.        COM     36467A107        63       4500                   4500                 0     4500
Graco Inc.                       COM     384109104       926      23000                  23000              7400    15600
Harsco Corporation               COM     415864107       255       4900                   4900                 0     4900
Holly Corporation                COM     435758305      1797      24225                  24225             11800    12425
IPC Holdings Ltd.                COM     G4933P101      5796     179493                 179493             86418    93075
Jack Henry & Associates Inc.     COM     426281101      8086     314000                 314000            157550   156450
Jacobs Engineering Group         COM     469814107     13364     232370                 232370            114100   118270
JB Hunt Transport Services       COM     445658107     10482     357500                 357500            118700   238800
Kaydon Corporation               COM     486587108     12763     244875                 244875            110400   134475
Kirby Corporation                COM     497266106     10120     263600                 263600            130200   133400
Korn/Ferry International         COM     500643200      9589     365150                 365150            172400   192750
Ladish Co Inc.                   COM     505754200      5381     125150                 125150             58500    66650
LMI Aerospace                    COM     502079106      6452     265500                 265500            129900   135600
Marsh & McLennan Cos.            COM     571748102       185       6000                   6000                 0     6000

                           FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COL. 6     COLUMN 7         COLUMN 8
------------------------------ --------  ---------  --------  --------------------  ----------  --------  ---------------------
                                TITLE                VALUE     SHARES/   SH/  PUT/   INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL   DSCRETN    MANAGERS  SOLE    SHARED   NONE
------------------------------ --------  ---------  --------  ---------  ---  ----  ----------  --------  ------  -------  ----
Marten Transport Ltd.            COM     573075108      7289     404700                 404700            186200   218500
Natco Group Inc. - A             CLA     63227W203      8623     187300                 187300             88000    99300
Nuveen Investments Inc.          CLA     67090F106     13322     214345                 214345            102400   111945
Park Electrochemical Corp.       COM     700416209      8243     292500                 292500            139500   153000
Platinum Underwriters            COM     G7127P100      2767      79625                  79625             37500    42125
Proshares Ultrashort Russell     ETF     74347R834      3951      63325                  63325                 0    63325
RBC Bearings Inc.                COM     75524B104      4273     103600                 103600             60600    43000
RPC Inc.                         COM     749660106      1443      84664                  84664             45336    39328
Streettracks Gold Trust          ETF     863307104      3965      61700                  61700                 0    61700
Superior Energy Service          COM     868157108     10167     254675                 254675            129400   125275
Telvent GIT SA                   COM     E90215109       163       6200                   6200                 0     6200
Tetra Technologies Inc.          COM     88162F105      2856     101275                 101275             56000    45275
Teva Pharmaceutical              COM     881624209       309       7500                   7500                 0     7500
Transaction Systems Architects   CLA     893416107      7449     221300                 221300            103300   118000
Ultrashort Real Estate           ETF     74347R552       139       1500                   1500                 0     1500
Wabtec Corporation               COM     929740108      6670     182600                 182600             99700    82900
Zebra Technologies Corp.         COM     989207105      9335     240975                 240975            111200   129775